Shareholder Report, Holdings (Details) - Ned Davis Research 360 Dynamic Allocation ETF	Mar. 31, 2026
iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
iShares Core U.S. Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%